RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of Reconciliation of Statements of Cash Flows (Parenthetical) (Parenthetical) (Detail) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Warrants fair value disclosure		$ 19,300,000
Issuance costs allocated to the public warrants		648,239,000	$ 648,239	$ 648,239	$ 648,239	$ 648,239
Proceeds received from the sale of Private warrants in excess of their fair value, recognized as additional paid in capital		$ 775,000
Temporary equity, carrying amount, attributable to parent	$ 287,500,000		$ 287,500,000	$ 287,500,000	$ 287,500,000	287,500,000	$ 287,500,000	$ 287,500,000	$ 287,500,000	$ 287,500,000	$ 287,500,000
Remeasurement of ordinary shares subject to possible redemption	$ 26,800,000					$ 26,789,590